Note 5 - Carrying Value of Goodwill by Reportable Segments (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 88		$ 88	$ 88	$ 96		$ 88
Fresh start accounting adjustment					8	$ 8
Impairment	0	$ 0		(8)
Print Systems [Member]
Goodwill [Line Items]
Goodwill	56		56	56	56		51
Fresh start accounting adjustment					5
Impairment				0
Micro 3D Printing and Packaging [Member]
Goodwill [Line Items]
Goodwill	20		20	20	26		24
Fresh start accounting adjustment					2
Impairment				(6)
Software and Solutions [Member]
Goodwill [Line Items]
Goodwill	6		6	6	6		6
Impairment				0
Consumer and Film [Member]
Goodwill [Line Items]
Goodwill	$ 6		6	6	6		6
Impairment				0
Intellectual Property Solutions [Member]
Goodwill [Line Items]
Goodwill					2		$ 1
Fresh start accounting adjustment					$ 1
Impairment			$ (2)	$ (2)